Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 3,606,499	$ 5,377,114	$ 8,567,823
Accounts receivable	92,732		313,753
Prepaid and other current assets	123,317	90,934	95,666
Related-party receivable		3,815	8,491
Total current assets	3,822,548	5,471,863	8,985,733
Property and equipment, net	40,078	49,355	79,605
Other assets	45,000	45,000	45,000
Total assets	3,907,626	5,566,218	9,110,338
Liabilities and Stockholders' Equity Current liabilities:
Accounts payable	590,295	87,027	147,158
Accrued expenses	124,851	107,950	83,579
Income taxes payable	17,886	17,836	17,735
Deferred revenues, current			562,500
Total current liabilities	733,032	212,813	810,972
Income taxes payable, noncurrent	37,456	37,212	36,629
Deferred revenues, noncurrent			6,960,937
Total liabilities	770,488	250,025	7,808,538
Commitments and contingencies (notes 7 and 10)
Stockholders' equity:
Additional paid-in capital	43,173,735	42,575,249	42,447,761
Treasury stock at cost, 29,500 and zero shares	(53,100)
Accumulated deficit	(39,998,736)	(37,274,295)	(41,161,200)
Total stockholders' equity	3,137,138	5,316,193	1,301,800
Total liabilities and stockholders' equity	3,907,626	5,566,218	9,110,338
Series B Convertible Preferred Stock
Stockholders' equity:
Series B convertible preferred stock, $0.001 par value; 4,100,000 shares authorized and issuable in series; 250,000 designated in series, 250,000 shares issued and outstanding as of December 31, 2012 and 2011	250	250	250
Total stockholders' equity		250	250
Series A common stock
Stockholders' equity:
Series A common stock, $0.001 par value; 32,000,000 shares authorized; 10,351,334 issued and outstanding	10,351	10,351	10,351
Series B common stock
Stockholders' equity:
Series A common stock, $0.001 par value; 32,000,000 shares authorized; 10,351,334 issued and outstanding	$ 4,638	$ 4,638	$ 4,638